Acquisitions (Details) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2013	Mar. 23, 2015
Business Acquisition [Line Items]
Cash consideration, net of cash acquired	$ 1,320.5	$ 101.8	$ 0.0
Big Heart [Member]
Business Acquisition [Line Items]
Shares issued				$ 2,035.5
Assumed debt from Big Heart				$ 2,630.2
Cash consideration, net of cash acquired	1,240.0
Total purchase price	$ 5,905.7